Investment Contracts - Movements of Investment Contracts with DPF (Detail) - Financial liabilities at amortised cost, category [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts arising from investment contracts [line items]
Investment contracts liabilities at beginning of period	¥ 57,153	¥ 53,688
Deposits received	4,096	4,829
Deposits withdrawn, payments on death and other benefits	(3,318)	(2,510)
Policy fees deducted from account balances	(38)	(37)
Interest credited	1,236	1,183
Investment contracts liabilities at end of period	¥ 59,129	¥ 57,153